SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Investments in affiliates, Impairment of long-lived assets, Asset retirement obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Impairment charges on investments	$ 0	$ 24,060,000	$ 0
Impairment charges for property, plant and equipment	$ 6,084,000	$ 11,854,000	$ 21,866,000